AMG Systematica Trend-Enhanced Markets Fund
Consolidated Schedule of Portfolio Investments (unaudited)
June 30, 2025
	Principal Amount	Value
Short-Term Investments - 76.1%
Repurchase Agreements - 45.6%
Fixed Income Clearing Corp., dated 06/30/25, due 07/01/25, 4.100% total to be received $2,809,320 (collateralized by a U.S. Treasury Note, 4.500%, 05/31/29, totaling $2,865,231)	$2,809,000	$2,809,000

	Shares
Other Investment Companies - 30.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%[1]	1,876,909	1,876,909

Total Short-Term Investments (Cost $4,685,909)		4,685,909
Value

Total Investments - 76.1% (Cost $4,685,909)	$4,685,909
Derivatives - 3.8%[2]	233,376
Other Assets, less Liabilities - 20.1%[3]	1,234,559
Net Assets - 100.0%	$6,153,844

[1]	Yield shown represents the June 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2]	Includes Futures Contracts and Forward Foreign Currency Exchange Contracts. Please refer to the Open Futures Contracts table and Open Forward Foreign Currency Exchange Contracts table for the details.
[3]	Includes cash deposits for futures contracts of $1,250,536, which equates to 20.3% of net assets.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
3 Month CORRA	CAD	1	Long	03/17/26	$179,218	$17
3 Month Euribor	EUR	6	Long	12/13/27	1,728,141	(901)
3 Month Secured Overnight Financing Rate	USD	1	Long	06/20/28	241,825	574
3 Month Secured Overnight Financing Rate	USD	1	Long	09/19/28	241,688	436
3 Month Secured Overnight Financing Rate	USD	1	Long	03/14/28	241,963	511
3 Month Secured Overnight Financing Rate	USD	1	Long	06/18/29	241,338	174
3 Month Secured Overnight Financing Rate	USD	1	Long	09/18/29	241,213	186
3 Month Secured Overnight Financing Rate	USD	1	Long	12/19/28	241,575	436
3 Month Secured Overnight Financing Rate	USD	1	Long	03/20/29	241,463	211
90 Day Bank Accepted Bill	AUD	1	Long	09/11/25	652,806	(17)
Australian 10 Year Treasury Bond	AUD	5	Long	09/15/25	377,183	1,301
Australian 3 Year Treasury Bond	AUD	25	Long	09/15/25	1,772,744	5,298
Canola[1]	CAD	6	Long	11/14/25	62,540	(1,840)
Copper[1]	USD	3	Long	09/26/25	381,187	9,182
EURO STOXX 50	EUR	1	Long	09/19/25	62,749	(413)
Euro-Bobl	EUR	1	Long	09/08/25	138,621	(672)
Euro-BTP	EUR	3	Long	09/08/25	427,596	1,624
Euro-OAT	EUR	2	Long	09/08/25	291,755	(1,732)
Euro-Schatz	EUR	3	Long	09/08/25	379,005	(378)
FTSE 100 Index	GBP	2	Long	09/19/25	241,298	(3,282)

AMG Systematica Trend-Enhanced Markets Fund
Consolidated Schedule of Portfolio Investments (continued)
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
FTSE China A50 Index	USD	20	Long	07/30/25	$267,760	$(4,524)
FTSE Taiwan Index	USD	1	Long	07/30/25	72,940	(24)
Gold[1]	USD	1	Long	08/27/25	330,770	11,578
Hang Seng China Enterprises Index	HKD	1	Long	07/30/25	55,217	(1,116)
Hang Seng Index	HKD	1	Long	07/30/25	153,402	(2,378)
Korea 10 Year Government Bond	KRW	2	Long	09/16/25	175,504	724
Korea 3 Year Government Bond	KRW	17	Long	09/16/25	1,350,956	1,933
Lean Hogs[1]	USD	4	Long	08/14/25	172,000	3,161
MSCI Singapore Index	SGD	3	Long	07/30/25	97,031	936
NIFTY 50 Index	USD	3	Long	07/31/25	153,606	2,503
Platinum[1]	USD	2	Long	10/29/25	134,300	1,041
S&P 500 E-Mini Index	USD	14	Long	09/19/25	4,377,625	106,073
S&P/TSX 60 Index Standard	CAD	2	Long	09/18/25	469,983	6,106
SFE SPI 200 Index	AUD	3	Long	09/18/25	421,397	769
Short-Term Euro-BTP	EUR	16	Long	09/08/25	2,034,461	(2,161)
Silver[1]	USD	1	Long	09/26/25	180,860	(2,672)
Soybean Oil[1]	USD	5	Long	12/12/25	158,250	7,038
Topix Index	JPY	1	Long	09/11/25	198,292	5,103
U.S. Treasury 10 Year Note	USD	1	Long	09/19/25	112,125	327
U.S. Treasury 2 Year Note	USD	1	Long	09/30/25	208,023	(9)
U.S. Treasury 5 Year Note	USD	2	Long	09/30/25	218,000	623
Canadian 10 Year Government Bond	CAD	7	Short	09/18/25	(627,134)	(3,781)
Corn[1]	USD	20	Short	12/12/25	(425,500)	13,279
Hard Red Winter Wheat[1]	USD	4	Short	09/12/25	(105,350)	5,104
Japan 10 Year Government Bond	JPY	1	Short	09/12/25	(965,383)	(2,606)
Long Gilt	GBP	1	Short	09/26/25	(127,698)	123
Natural Gas[1]	USD	1	Short	07/29/25	(34,560)	(282)
Natural Gas[1]	USD	1	Short	08/27/25	(34,900)	(272)
Natural Gas[1]	USD	1	Short	09/26/25	(35,930)	428
OMX Stockholm 30	SEK	2	Short	07/18/25	(52,701)	(688)
SET50 Index	THB	31	Short	09/29/25	(134,056)	3,208
Soybean Meal[1]	USD	7	Short	12/12/25	(202,510)	11,064
Sugar #11[1]	USD	13	Short	09/30/25	(235,872)	9,537
U.S. Treasury Long Bond	USD	1	Short	09/19/25	(115,469)	(3,063)
U.S. Treasury Ultra Bond	USD	1	Short	09/19/25	(119,125)	(5,141)
Wheat[1]	USD	3	Short	09/12/25	(80,738)	1,168
					Total	$173,824

[1]	Investment is held by AMG Systematica Subsidiary Fund II, a wholly-owned subsidiary of AMG Systematica Trend-Enhanced Markets Fund.

AMG Systematica Trend-Enhanced Markets Fund
Consolidated Schedule of Portfolio Investments (continued)
CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
Open Forward Foreign Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Australian Dollar	100,000	U.S. Dollar	65,308	07/01/25	UBS AG	$508
Australian Dollar	46,170	U.S. Dollar	30,026	07/16/25	UBS AG	370
Australian Dollar	66,667	U.S. Dollar	43,445	07/16/25	UBS AG	446
Australian Dollar	88,888	U.S. Dollar	57,808	07/16/25	UBS AG	713
Australian Dollar	100,000	U.S. Dollar	65,137	07/16/25	UBS AG	699
Australian Dollar	53,830	U.S. Dollar	34,976	07/16/25	UBS AG	464
Australian Dollar	100,000	U.S. Dollar	64,974	07/16/25	UBS AG	862
Australian Dollar	100,000	U.S. Dollar	65,374	07/16/25	UBS AG	462
Australian Dollar	100,000	U.S. Dollar	65,349	07/16/25	UBS AG	488
Australian Dollar	44,445	U.S. Dollar	28,987	07/16/25	UBS AG	274
Canadian Dollar	974	U.S. Dollar	713	07/02/25	UBS AG	3
Canadian Dollar	2,244	U.S. Dollar	1,642	07/02/25	UBS AG	6
Canadian Dollar	341,333	U.S. Dollar	249,819	07/16/25	UBS AG	1,058
Canadian Dollar	137,279	U.S. Dollar	100,487	07/16/25	UBS AG	412
Canadian Dollar	2,156	U.S. Dollar	1,583	07/16/25	UBS AG	1
Canadian Dollar	137,561	U.S. Dollar	100,766	07/16/25	UBS AG	341
Canadian Dollar	341,332	U.S. Dollar	250,031	07/16/25	UBS AG	845
Canadian Dollar	99	U.S. Dollar	72	07/16/25	UBS AG	1
Canadian Dollar	3,595	U.S. Dollar	2,632	07/16/25	UBS AG	10
Canadian Dollar	141,011	U.S. Dollar	102,872	07/16/25	UBS AG	770
Canadian Dollar	139,551	U.S. Dollar	101,916	07/16/25	UBS AG	653
Canadian Dollar	687	U.S. Dollar	504	07/16/25	UBS AG	1
Canadian Dollar	3,218	U.S. Dollar	2,362	07/16/25	UBS AG	3
Swiss Franc	3,674	U.S. Dollar	4,607	07/01/25	UBS AG	24
Swiss Franc	6	U.S. Dollar	8	07/02/25	UBS AG	0[1]
Swiss Franc	85	U.S. Dollar	106	07/02/25	UBS AG	1
Swiss Franc	263	U.S. Dollar	329	07/02/25	UBS AG	2
Swiss Franc	1	U.S. Dollar	1	07/02/25	UBS AG	0[1]

AMG Systematica Trend-Enhanced Markets Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Swiss Franc	1,598	U.S. Dollar	1,963	07/16/25	UBS AG	$55
Swiss Franc	2,409	U.S. Dollar	2,957	07/16/25	UBS AG	86
Swiss Franc	2,515	U.S. Dollar	3,069	07/16/25	UBS AG	107
Swiss Franc	76,796	U.S. Dollar	94,909	07/16/25	UBS AG	2,086
Swiss Franc	651	U.S. Dollar	799	07/16/25	UBS AG	23
Swiss Franc	1,200	U.S. Dollar	1,469	07/16/25	UBS AG	47
Swiss Franc	82,756	U.S. Dollar	101,667	07/16/25	UBS AG	2,855
Swiss Franc	205,585	U.S. Dollar	251,613	07/16/25	UBS AG	8,044
Swiss Franc	205,585	U.S. Dollar	251,870	07/16/25	UBS AG	7,788
Swiss Franc	696	U.S. Dollar	872	07/16/25	UBS AG	7
Euro	36,423	U.S. Dollar	42,690	07/01/25	UBS AG	218
Euro	24,404	U.S. Dollar	28,600	07/01/25	UBS AG	149
Euro	25,751	U.S. Dollar	30,183	07/01/25	UBS AG	153
Euro	13,422	U.S. Dollar	15,733	07/01/25	UBS AG	79
Euro	100,000	U.S. Dollar	116,004	07/16/25	UBS AG	1,924
Euro	100,000	U.S. Dollar	116,195	07/16/25	UBS AG	1,733
Euro	500,000	U.S. Dollar	572,231	07/16/25	UBS AG	17,406
Euro	100,000	U.S. Dollar	114,318	07/16/25	UBS AG	3,609
Euro	100,000	U.S. Dollar	117,474	07/16/25	UBS AG	454
British Pound	156,709	U.S. Dollar	212,559	07/16/25	UBS AG	2,564
British Pound	156,708	U.S. Dollar	212,625	07/16/25	UBS AG	2,497
British Pound	186,583	U.S. Dollar	252,329	07/16/25	UBS AG	3,803
Japanese Yen	118,885	U.S. Dollar	826	07/01/25	UBS AG	(0)[1]
Japanese Yen	44,829	U.S. Dollar	310	07/02/25	UBS AG	1
Japanese Yen	14,448,000	U.S. Dollar	100,000	07/02/25	UBS AG	354
Japanese Yen	144	U.S. Dollar	1	07/02/25	UBS AG	0[1]
Japanese Yen	39,928	U.S. Dollar	277	07/16/25	UBS AG	1
Japanese Yen	184,797	U.S. Dollar	1,295	07/16/25	UBS AG	(9)
Japanese Yen	247,064	U.S. Dollar	1,704	07/16/25	UBS AG	15
Japanese Yen	360,628	U.S. Dollar	2,500	07/16/25	UBS AG	9
Japanese Yen	14,214,244	U.S. Dollar	98,901	07/16/25	UBS AG	(6)
Japanese Yen	14,165,974	U.S. Dollar	98,863	07/16/25	UBS AG	(304)
Japanese Yen	209,361	U.S. Dollar	1,426	07/16/25	UBS AG	30
Japanese Yen	118,695	U.S. Dollar	827	07/16/25	UBS AG	(1)
Japanese Yen	28,364,602	U.S. Dollar	197,540	07/16/25	UBS AG	(195)
Japanese Yen	76,569	U.S. Dollar	531	07/16/25	UBS AG	2
Norwegian Krone	1,009,260	U.S. Dollar	100,000	07/01/25	UBS AG	132
Norwegian Krone	10,513	U.S. Dollar	1,046	07/02/25	UBS AG	(3)
Norwegian Krone	603,003	U.S. Dollar	59,842	07/16/25	UBS AG	(11)

AMG Systematica Trend-Enhanced Markets Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
Norwegian Krone	10,286	U.S. Dollar	1,022	07/16/25	UBS AG	$(2)
Norwegian Krone	8,987	U.S. Dollar	902	07/16/25	UBS AG	(10)
Norwegian Krone	20,921	U.S. Dollar	2,083	07/16/25	UBS AG	(8)
Norwegian Krone	1,012,937	U.S. Dollar	100,771	07/16/25	UBS AG	(266)
Norwegian Krone	603,003	U.S. Dollar	59,683	07/16/25	UBS AG	148
Norwegian Krone	1,206,006	U.S. Dollar	119,535	07/16/25	UBS AG	128
Norwegian Krone	12,339	U.S. Dollar	1,221	07/16/25	UBS AG	3
Norwegian Krone	387	U.S. Dollar	38	07/16/25	UBS AG	0[1]
Norwegian Krone	22,454	U.S. Dollar	2,220	07/16/25	UBS AG	8
Norwegian Krone	811,864	U.S. Dollar	80,291	07/16/25	UBS AG	264
Norwegian Krone	387	U.S. Dollar	38	07/16/25	UBS AG	(0)[1]
Norwegian Krone	2,164	U.S. Dollar	214	07/16/25	UBS AG	0[1]
Norwegian Krone	811,864	U.S. Dollar	80,575	07/16/25	UBS AG	(20)
Norwegian Krone	982,210	U.S. Dollar	97,669	07/16/25	UBS AG	(212)
Norwegian Krone	574	U.S. Dollar	57	07/16/25	UBS AG	0[1]
Norwegian Krone	40,643	U.S. Dollar	4,012	07/16/25	UBS AG	21
New Zealand Dollar	100,000	U.S. Dollar	60,575	07/01/25	UBS AG	382
New Zealand Dollar	100,000	U.S. Dollar	60,682	07/02/25	UBS AG	277
New Zealand Dollar	50,000	U.S. Dollar	30,216	07/16/25	UBS AG	278
New Zealand Dollar	200,000	U.S. Dollar	120,865	07/16/25	UBS AG	1,111
New Zealand Dollar	100,000	U.S. Dollar	60,549	07/16/25	UBS AG	439
New Zealand Dollar	100,000	U.S. Dollar	60,137	07/16/25	UBS AG	851
New Zealand Dollar	100,000	U.S. Dollar	60,336	07/16/25	UBS AG	652
New Zealand Dollar	50,000	U.S. Dollar	30,273	07/16/25	UBS AG	221
New Zealand Dollar	100,000	U.S. Dollar	60,708	07/16/25	UBS AG	281
New Zealand Dollar	200,000	U.S. Dollar	121,092	07/16/25	UBS AG	885
Sweden Krona	12,743	U.S. Dollar	1,345	07/01/25	UBS AG	2
Sweden Krona	10	U.S. Dollar	1	07/01/25	UBS AG	0[1]
Sweden Krona	9	U.S. Dollar	1	07/02/25	UBS AG	0[1]
Sweden Krona	132	U.S. Dollar	14	07/02/25	UBS AG	(0)[1]
Sweden Krona	473	U.S. Dollar	50	07/02/25	UBS AG	(0)[1]
Sweden Krona	5,619	U.S. Dollar	591	07/16/25	UBS AG	4
Sweden Krona	17,206	U.S. Dollar	1,816	07/16/25	UBS AG	5
Sweden Krona	17,779	U.S. Dollar	1,855	07/16/25	UBS AG	26
Sweden Krona	60,759	U.S. Dollar	6,282	07/16/25	UBS AG	147
Sweden Krona	22,029	U.S. Dollar	2,303	07/16/25	UBS AG	28
Sweden Krona	1,910,353	U.S. Dollar	199,694	07/16/25	UBS AG	2,449
Sweden Krona	32,273	U.S. Dollar	3,361	07/16/25	UBS AG	54
Sweden Krona	1,910,353	U.S. Dollar	198,969	07/16/25	UBS AG	3,174

AMG Systematica Trend-Enhanced Markets Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
U.S. Dollar	65,359	Australian Dollar	100,000	07/01/25	UBS AG	$(457)
U.S. Dollar	130,180	Australian Dollar	200,000	07/16/25	UBS AG	(1,492)
U.S. Dollar	64,765	Australian Dollar	100,000	07/16/25	UBS AG	(1,071)
U.S. Dollar	2,361	Canadian Dollar	3,218	07/02/25	UBS AG	(3)
U.S. Dollar	100,179	Canadian Dollar	136,691	07/16/25	UBS AG	(288)
U.S. Dollar	1,084	Canadian Dollar	1,481	07/16/25	UBS AG	(4)
U.S. Dollar	397	Canadian Dollar	543	07/16/25	UBS AG	(2)
U.S. Dollar	2,766	Canadian Dollar	3,795	07/16/25	UBS AG	(24)
U.S. Dollar	1,289	Canadian Dollar	1,750	07/16/25	UBS AG	3
U.S. Dollar	1,073	Canadian Dollar	1,458	07/16/25	UBS AG	2
U.S. Dollar	895	Canadian Dollar	1,212	07/16/25	UBS AG	5
U.S. Dollar	97,726	Canadian Dollar	134,049	07/16/25	UBS AG	(799)
U.S. Dollar	2,185	Canadian Dollar	2,960	07/16/25	UBS AG	9
U.S. Dollar	5,612	Canadian Dollar	7,663	07/16/25	UBS AG	(20)
U.S. Dollar	4,588	Swiss Franc	3,672	07/01/25	UBS AG	(41)
U.S. Dollar	2	Swiss Franc	2	07/01/25	UBS AG	(0)[1]
U.S. Dollar	6,617	Swiss Franc	5,291	07/16/25	UBS AG	(66)
U.S. Dollar	2,603	Swiss Franc	2,091	07/16/25	UBS AG	(38)
U.S. Dollar	4,616	Swiss Franc	3,674	07/16/25	UBS AG	(24)
U.S. Dollar	3,467	Swiss Franc	2,830	07/16/25	UBS AG	(107)
U.S. Dollar	446	Swiss Franc	366	07/16/25	UBS AG	(16)
U.S. Dollar	1,312	Swiss Franc	1,062	07/16/25	UBS AG	(30)
U.S. Dollar	102,056	Swiss Franc	82,515	07/16/25	UBS AG	(2,162)
U.S. Dollar	856	Swiss Franc	694	07/16/25	UBS AG	(20)
U.S. Dollar	2,470	Swiss Franc	2,022	07/16/25	UBS AG	(84)
U.S. Dollar	1,231	Swiss Franc	1,009	07/16/25	UBS AG	(44)
U.S. Dollar	117,357	Euro	100,000	07/01/25	UBS AG	(446)
U.S. Dollar	43,136	Euro	36,753	07/02/25	UBS AG	(163)
U.S. Dollar	12,099	Euro	10,310	07/02/25	UBS AG	(47)
U.S. Dollar	23,586	Euro	20,098	07/02/25	UBS AG	(92)
U.S. Dollar	33,890	Euro	28,878	07/02/25	UBS AG	(132)
U.S. Dollar	4,652	Euro	3,961	07/02/25	UBS AG	(15)
U.S. Dollar	116,188	Euro	100,000	07/16/25	UBS AG	(1,740)
U.S. Dollar	115,662	Euro	100,000	07/16/25	UBS AG	(2,266)
U.S. Dollar	115,710	Euro	100,000	07/16/25	UBS AG	(2,218)
U.S. Dollar	821	Japanese Yen	118,741	07/01/25	UBS AG	(4)
U.S. Dollar	1	Japanese Yen	144	07/01/25	UBS AG	0[1]
U.S. Dollar	97,852	Japanese Yen	14,119,673	07/16/25	UBS AG	(384)
U.S. Dollar	771	Japanese Yen	111,467	07/16/25	UBS AG	(5)

AMG Systematica Trend-Enhanced Markets Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ Depreciation
U.S. Dollar	101,558	Japanese Yen	14,705,341	07/16/25	UBS AG	$(754)
U.S. Dollar	827	Japanese Yen	118,885	07/16/25	UBS AG	0[1]
U.S. Dollar	698	Japanese Yen	101,224	07/16/25	UBS AG	(6)
U.S. Dollar	227	Japanese Yen	32,608	07/16/25	UBS AG	0[1]
U.S. Dollar	1,131	Japanese Yen	162,665	07/16/25	UBS AG	(1)
U.S. Dollar	98,655	Japanese Yen	14,169,890	07/16/25	UBS AG	69
U.S. Dollar	465	Japanese Yen	66,671	07/16/25	UBS AG	2
U.S. Dollar	1	Norwegian Krone	10	07/01/25	UBS AG	0[1]
U.S. Dollar	97,661	Norwegian Krone	982,210	07/01/25	UBS AG	213
U.S. Dollar	2,675	Norwegian Krone	26,960	07/01/25	UBS AG	0[1]
U.S. Dollar	8	Norwegian Krone	80	07/01/25	UBS AG	0[1]
U.S. Dollar	5	Norwegian Krone	50	07/02/25	UBS AG	0[1]
U.S. Dollar	3	Norwegian Krone	30	07/02/25	UBS AG	0[1]
U.S. Dollar	98,277	Norwegian Krone	988,316	07/16/25	UBS AG	215
U.S. Dollar	5,310	Norwegian Krone	52,406	07/16/25	UBS AG	110
U.S. Dollar	1,800	Norwegian Krone	17,823	07/16/25	UBS AG	31
U.S. Dollar	4,944	Norwegian Krone	49,949	07/16/25	UBS AG	(12)
U.S. Dollar	1,305	Norwegian Krone	13,016	07/16/25	UBS AG	13
U.S. Dollar	60,679	New Zealand Dollar	100,000	07/01/25	UBS AG	(278)
U.S. Dollar	60,359	New Zealand Dollar	100,000	07/16/25	UBS AG	(629)
U.S. Dollar	60,324	New Zealand Dollar	100,000	07/16/25	UBS AG	(664)
U.S. Dollar	60,164	New Zealand Dollar	100,000	07/16/25	UBS AG	(824)
U.S. Dollar	1,341	Sweden Krona	12,753	07/01/25	UBS AG	(7)
U.S. Dollar	5,254	Sweden Krona	49,490	07/16/25	UBS AG	17
U.S. Dollar	2,927	Sweden Krona	28,085	07/16/25	UBS AG	(44)
U.S. Dollar	1,346	Sweden Krona	12,743	07/16/25	UBS AG	(2)
U.S. Dollar	445	Sweden Krona	4,222	07/16/25	UBS AG	(2)
U.S. Dollar	816	Sweden Krona	7,782	07/16/25	UBS AG	(7)
U.S. Dollar	495	Sweden Krona	4,709	07/16/25	UBS AG	(4)
U.S. Dollar	4,715	Sweden Krona	44,615	07/16/25	UBS AG	(5)
U.S. Dollar	2,074	Sweden Krona	19,847	07/16/25	UBS AG	(26)
U.S. Dollar	2,069	Sweden Krona	19,615	07/16/25	UBS AG	(7)
					Total	$59,552

[1]	Dollar figures shown as $0 and ($0) are less than $0.50 and ($0.50), respectively.

AMG Systematica Trend-Enhanced Markets Fund
Consolidated Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Repurchase Agreements	—	$2,809,000	—	$2,809,000
Other Investment Companies	$1,876,909	—	—	1,876,909
Total Investments in Securities	$1,876,909	$2,809,000	—	$4,685,909
Financial Derivative Instruments - Assets
Commodity Futures Contracts	$72,580	—	—	$72,580
Equity Futures Contracts	124,698	—	—	124,698
Forward Foreign Currency Exchange Contracts	—	$78,175	—	78,175
Interest Rate Futures Contracts	14,498	—	—	14,498
Financial Derivative Instruments - Liabilities
Commodity Futures Contracts	(5,066)	—	—	(5,066)
Equity Futures Contracts	(12,425)	—	—	(12,425)
Forward Foreign Currency Exchange Contracts	—	(18,623)	—	(18,623)
Interest Rate Futures Contracts	(20,461)	—	—	(20,461)
Total Financial Derivative Instruments	$173,824	$59,552	—	$233,376
For the period ended June 30, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.